UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2019

Date of reporting period:  March 31, 2019

Item 1. Report to Stockholders.

Smith Group Funds

Smith Group Large Cap Core Growth Fund

Investor Class Shares — BSLNX
Institutional Class Shares — BSLGX

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (www.smithgroupfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 877-764-8465 or by sending an e-mail request to info@smithasset.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 877-764-8465 or send an e-mail request to info@smithasset.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary.

Semi-Annual Report

www.smithgroupfunds.com	March 31, 2019

SMITH GROUP LARGE CAP CORE GROWTH FUND

Dear Investor,

For the six month period ended March 31, 2019, the first half of the fiscal year, the Smith Group Large Cap Core Growth Fund’s return on a net asset value basis was -4.99% and -5.11%, including dividends of $0.89 and $0.87 per share, for the Institutional Class and Investor Class, respectively. This result was worse than the performance of the broader market as the Russell 1000® Index posted a return of -1.76% and the Russell 1000® Growth Index returned -2.34% for the same period.

The Fund’s disappointing performance for the period reflected the substantial volatility in the market as stocks declined almost 14% during the last quarter of 2018 then rebounded during the first quarter of 2019.  Investors seemed to favor growth over quality in response to continued fair economic data and increased probability that the Federal Reserve policy will be less aggressive. Companies with higher growth expectations outperformed while companies rated B+ in Equity Quality by Standard & Poor significantly underperformed companies rated B or worse.

The Fund’s holdings in the Consumer Discretionary sector performed better relative to the benchmark during the period with a return of 0.2% compared to -4.4% in the benchmark.  AutoZone, Inc., an automotive parts supplier, delivered solid earnings and revenues resulting in shares gaining 32.7% during the period.  Foot Locker, Inc., a retailer of athletic shoes and apparel, benefitted from good trends at Nike, Inc. plus the exit of competitor Sports Authority, Inc, with earnings beating expectations by 11%, shares gained 7.3% during the period.

On the negative side, the Fund’s holdings in the Consumer Staples and Industrials sectors were laggards. In Consumer Staples, the Fund’s position in drug store company Walgreens Boots Alliance, Inc. took a significant toll on performance as integration with the acquired Rite-Aid stores was more problematic than expected. Shares of the company declined 24.9% during the period. In the Industrials sector, the Fund’s positions in military shipbuilder Huntington Ingalls Industries, Inc. and component manufacturer Emerson Electric Co. were a drag on returns, declining 18.3% and 19.4%, respectively for the period, despite both companies delivering solid earnings reports.

While we are disappointed with the Fund’s performance relative to the benchmark during the first six months of the fiscal year, we find such periods of volatility tend to be short in duration. The environment of continued economic growth should provide a solid foundation for strong business performance of the companies in the Fund going forward. We continue to believe our focus on high quality companies, where earnings can exceed market expectations, is key to generating excess returns over the long term. Thank you for placing your trust in Smith Group Asset Management. As always, we appreciate the opportunity to serve your investment needs.

SMITH GROUP LARGE CAP CORE GROWTH FUND

Opinions expressed are those of the Investment Manager and are subject to change, are not guaranteed and should not be considered investment advice.

Past performance is not a guarantee of future results.

This report must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments section of this report.

The Russell 1000® Index is a float-adjusted capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. equity market and includes securities issued by the approximately 1,000 largest issuers in the Russell 3000® Index. One cannot invest directly in an index.

The Russell 1000® Growth Index is an unmanaged, capitalization-weighted index that measures the performance of those companies within the Russell 1000® Index (large-cap index) with higher price-to-book ratios and higher forecasted growth values. One cannot invest directly in an index.

The Smith Group Funds are distributed by Quasar Distributors, LLC

SMITH GROUP LARGE CAP CORE GROWTH FUND

Value of $25,000 Investment (Unaudited)

The chart assumes an initial investment of $25,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return – As of March 31, 2019

	1 Year	5 Year	10 Year	Since Inception
Investor Class(1)	7.19%	9.86%	13.98%	5.98%
Institutional Class(2)	7.55%	10.09%	14.24%	6.23%
S&P 500® Index(3)	9.50%	10.91%	15.92%	7.58%
Russell 1000® Growth Index(4)	12.75%	13.50%	17.52%	9.76%

(1)
The Investor Class shares commenced operations on February 24, 2014.  Performance shown for the Investor Class shares, prior to the inception of the Investor Class, is based on performance of the Institutional Class shares, adjusted for the higher expenses applicable to Investor Class shares.

(2)	The Institutional Class shares commenced operations on June 1, 2007.
(3)	The S&P 500® Index is a stock market index based on the market capitalization of 500 large companies having common stock listed on the NYSE or NASDAQ. One cannot invest directly in an index.
(4)
The Russell 1000® Growth Index is an unmanaged, capitalization-weighted index that measures the performance of those companies within the Russell 1000® Index (large-cap index) with higher price-to-book ratios and higher forecasted growth values.  One cannot invest directly in an index.

SMITH GROUP LARGE CAP CORE GROWTH FUND

Sector Allocation(1) (Unaudited)
As of March 31, 2019
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
As of March 31, 2019
(% of Net Assets)

Arista Networks, Inc.	3.3%
Cadence Design Systems, Inc.	3.1%
AutoZone, Inc.	2.8%
Devon Energy Corp.	2.8%
Microsoft Corp.	2.7%
Baxter International, Inc.	2.7%
Exxon Mobil Corp.	2.7%
Target Corp.	2.7%
PVH Corp.	2.7%
Automatic Data Processing, Inc.	2.7%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

SMITH GROUP LARGE CAP CORE GROWTH FUND

Expense Example (Unaudited)
March 31, 2019

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; interest expense, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 – March 31, 2019).

ACTUAL EXPENSES

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs may have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(10/1/2018)	(3/31/2019)	(10/1/2018 to 3/31/2019)
Investor Class Actual(2)(3)	$1,000.00	$ 948.90	$5.15
Investor Class Hypothetical(4)
(5% return before expenses)	$1,000.00	$1,019.65	$5.34

Institutional Class Actual(2)(3)	$1,000.00	$ 950.10	$3.94
Institutional Class Hypothetical(4)
(5% return before expenses)	$1,000.00	$1,020.89	$4.08

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.06% and 0.81% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended March 31, 2019 of -5.11% and -4.99% for the Investor Class and Institutional Class, respectively.
(3)	Excluding interest expense, the actual expenses would be $5.05 and $3.84 for the Investor Class and Institutional Class, respectively.
(4)	Excluding interest expense, the hypothetical expenses would be $5.24 and $3.98 for the Investor Class and Institutional Class, respectively.

SMITH GROUP LARGE CAP CORE GROWTH FUND

Schedule of Investments (Unaudited)
March 31, 2019

	Shares	Value
COMMON STOCKS — 98.6%

Communication Services — 7.1%
Alphabet, Inc., Class A*	800	$941,512
Cinemark Holdings, Inc.	22,100	883,779
TripAdvisor, Inc.*	15,300	787,185
		2,612,476
Consumer Discretionary — 13.2%
AutoZone, Inc.*	1,000	1,024,120
Deckers Outdoor Corp.*	6,100	896,639
Foot Locker, Inc.	15,800	957,480
PVH Corp.	8,000	975,600
Target Corp.	12,200	979,172
		4,833,011
Consumer Staples — 7.3%
Procter & Gamble Co.	9,300	967,665
Walgreens Boots Alliance, Inc.	12,400	784,548
Walmart, Inc.	9,400	916,782
		2,668,995
Energy — 8.0%
Chevron Corp.	7,700	948,486
Devon Energy Corp.	32,100	1,013,076
Exxon Mobil Corp.	12,210	986,568
		2,948,130
Financials — 7.4%
Bank of America Corp.	30,000	827,700
Discover Financial Services	13,100	932,196
Progressive Corp.	13,100	944,379
		2,704,275
Health Care — 16.5%
Allergan PLC	6,100	893,101
Baxter International, Inc.	12,300	1,000,113
Biogen, Inc.*	2,700	638,226
Bristol-Myers Squibb Co.	18,100	863,551
Centene Corp.*	13,600	722,160
Elanco Animal Health, Inc.*	4,602	147,586
Eli Lilly & Co.	6,480	840,845
Varian Medical Systems, Inc.*	6,700	949,524
		6,055,106

See Notes to the Financial Statements

SMITH GROUP LARGE CAP CORE GROWTH FUND

Schedule of Investments (Unaudited) – Continued
March 31, 2019

	Shares	Value
COMMON STOCKS — 98.6% (Continued)

Industrials — 14.9%
Boeing Co.	2,200	$839,124
Dover Corp.	9,600	900,480
Eaton Corp.	11,800	950,608
Huntington Ingalls Industries, Inc.	4,300	890,960
Landstar System, Inc.	8,700	951,693
Norfolk Southern Corp.	5,100	953,139
		5,486,004
Information Technology – 24.2%
Adobe, Inc.*	3,525	939,377
Arista Networks, Inc.*	3,900	1,226,394
Automatic Data Processing, Inc.	6,100	974,414
Cadence Design Systems, Inc.*	17,700	1,124,127
F5 Networks, Inc.*	5,500	863,115
Fortinet, Inc.*	11,000	923,670
Microsoft Corp.	8,500	1,002,490
NetApp, Inc.	13,600	943,024
Palo Alto Networks, Inc.*	3,600	874,368
		8,870,979
Total Common Stocks
(Cost $31,140,567)		36,178,976

SHORT-TERM INVESTMENT – 1.4%
Morgan Stanley Institutional Liquidity Fund –
Treasury Portfolio, Institutional Class, 2.30%^
(Cost $491,537)	491,537	491,537

Total Investments – 100.0%
(Cost $31,632,104)		36,670,513
Other Assets and Liabilities, Net – 0.0%		8,122
Total Net Assets – 100.0%		$36,678,635

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of March 31, 2019.
PLC – Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

SMITH GROUP LARGE CAP CORE GROWTH FUND

Statement of Assets and Liabilities (Unaudited)
March 31, 2019

ASSETS:
Investments, at value (Cost: $31,632,104)	$36,670,513
Dividends & interest receivable	13,275
Receivable for capital shares sold	26,709
Prepaid expenses	19,152
Total Assets	36,729,649

LIABILITIES:
Payable to investment adviser	3,241
Payable for fund administration & accounting fees	11,470
Payable for capital shares redeemed	7,033
Payable for compliance fees	2,298
Payable for transfer agent fees & expenses	6,809
Payable for custody fees	565
Payable for trustee fees	2,491
Payable for legal fees	7,564
Payable for audit fees	8,661
Accrued distribution fees	299
Accrued expenses	583
Total Liabilities	51,014

NET ASSETS	$36,678,635

NET ASSETS CONSIST OF:
Paid-in capital	$28,298,600
Total distributable earnings	8,380,035
Net Assets	$36,678,635

Investor Class:
Net assets	$807,323
Shares issued and outstanding(1)	88,956
Net asset value, redemption price and offering price per share	$9.08

Institutional Class:
Net assets	$35,871,312
Shares issued and outstanding(1)	3,950,515
Net asset value, redemption price and offering price per share	$9.08

(1)	Unlimited shares authorized, without par value.

See Notes to the Financial Statements

SMITH GROUP LARGE CAP CORE GROWTH FUND

Statement of Operations (Unaudited)
For the Six Months Ended March 31, 2019

INVESTMENT INCOME:
Dividend income	$336,668
Interest income	8,770
Total investment income	345,438

EXPENSES:
Investment advisory fees (See Note 4)	128,683
Fund administration & accounting fees (See Note 4)	43,818
Transfer agent fees and expenses (See Note 4)	26,369
Federal & state registration fees	17,776
Audit fees	8,657
Compliance fees (See Note 4)	6,418
Trustee fees	6,377
Legal fees	6,066
Postage & printing fees	3,408
Other expenses	3,238
Custody fees (See Note 4)	3,024
Distribution fees – Investor Class (See Note 5)	1,077
Total expenses before interest expense	254,911
Interest expense (See Note 10)	4,418
Total expenses before waiver	259,329
Less: waiver from investment adviser (See Note 4)	(87,179)

Net expenses	172,150

NET INVESTMENT INCOME	173,288

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	3,258,975
Net change in unrealized appreciation/depreciation of investments	(6,792,838)
Net realized and unrealized loss on investments	(3,533,863)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,360,575)

See Notes to the Financial Statements

SMITH GROUP LARGE CAP CORE GROWTH FUND

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2019	Year Ended
	(Unaudited)	September 30, 2018
OPERATIONS:
Net investment income	$173,288	$255,117
Net realized gain on investments	3,258,975	4,974,620
Net change in unrealized
appreciation/depreciation on investments	(6,792,838)	4,073,289
Net increase (decrease) in net assets resulting from operations	(3,360,575)	9,303,026

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	245,184	1,598,302
Proceeds from reinvestment of distributions	72,485	54,604
Payments for shares redeemed	(491,907)	(1,261,306)
Increase (Decrease) in net assets resulting from
Investor Class transactions	(174,238)	391,600
Institutional Class:
Proceeds from shares sold	5,010,538	8,178,054
Proceeds from reinvestment of distributions	4,087,033	6,205,544
Payments for shares redeemed	(16,434,787)	(15,300,429)
Decrease in net assets resulting from
Institutional Class transactions	(7,337,216)	(916,831)
Net decrease in net assets resulting
from capital share transactions	(7,511,454)	(525,231)

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(72,485)	(54,605)
Institutional Class	(4,166,487)	(6,294,643)
Total distributions to shareholders	(4,238,972)	(6,349,248)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,111,001)	2,428,547

NET ASSETS:
Beginning of period	51,789,636	49,361,089
End of period	$36,678,635	$51,789,636

See Notes to the Financial Statements

SMITH GROUP LARGE CAP CORE GROWTH FUND

Financial Highlights

For a Fund share outstanding throughout the periods

Investor Class
	Six Months					For the Period
	Ended					Inception(1)
	March 31,					Through
	2019	Year Ended September 30,				September 30,
	(Unaudited)	2018	2017	2016	2015	2014
PER SHARE DATA:
Net asset value, beginning of period	$10.63	$10.05	$9.95	$10.47	$11.39	$10.93

Investment operations:
Net investment income(2)	0.03	0.03	0.03	0.06	0.06	0.10
Net realized and unrealized
gain (loss) on investments	(0.71)	1.88	1.61	0.97	0.35	0.36
Total from
investment operations	(0.68)	1.91	1.64	1.03	0.41	0.46

Less distributions from:
Net investment income	(0.03)	(0.05)	(0.07)	(0.07)	(0.05)	—
Net realized gains	(0.84)	(1.28)	(1.47)	(1.48)	(1.28)	—
Total distributions	(0.87)	(1.33)	(1.54)	(1.55)	(1.33)	—
Net asset value, end of period	$9.08	$10.63	$10.05	$9.95	$10.47	$11.39

TOTAL RETURN(3)	-5.11%	20.56%	18.48%	10.79%	3.21%	4.21%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$808	$1,134	$670	$703	$82	$70
Ratio of expenses to average net assets:
Before expense waiver(4)	1.47%	1.38%	1.43%	1.40%	1.26%	1.37%
After expense waiver(4)	1.06%	1.04%	1.04%	1.04%	1.04%	1.04%
Ratio of expenses excluding interest
expenses to average net assets:
Before expense waiver(4)	1.45%	1.38%	1.43%	1.40%	1.26%	1.37%
After expense waiver(4)	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%
Ratio of net investment income
to average net assets:
After expense waiver(4)	0.58%	0.28%	0.38%	0.66%	0.53%	1.47%
Portfolio turnover(3)(5)	22%	42%	88%	61%	58%	47%

(1)	Inception date of the Investor Class was February 24, 2014.
(2)	Per share amounts calculated using the average shares method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Portfolio turnover is for the Fund as a whole.

See Notes to the Financial Statements

SMITH GROUP LARGE CAP CORE GROWTH FUND

Financial Highlights – Continued

For a Fund share outstanding throughout the periods

Institutional Class(1)
	Six Months
	Ended
	March 31,
	2019	Year Ended September 30,
	(Unaudited)	2018	2017	2016	2015	2014
PER SHARE DATA:
Net asset value, beginning of period	$10.64	$10.05	$9.97	$10.49	$11.40	$10.70

Investment operations:
Net investment income(2)	0.04	0.05	0.06	0.09	0.09	0.08
Net realized and unrealized
gain (loss) on investments	(0.70)	1.88	1.60	0.96	0.36	1.89
Total from
investment operations	(0.66)	1.93	1.66	1.05	0.45	1.97

Less distributions from:
Net investment income	(0.05)	(0.06)	(0.11)	(0.09)	(0.08)	(0.09)
Net realized gains	(0.85)	(1.28)	(1.47)	(1.48)	(1.28)	(1.18)
Total distributions	(0.90)	(1.34)	(1.58)	(1.57)	(1.36)	(1.27)
Net asset value, end of period	$9.08	$10.64	$10.05	$9.97	$10.49	$11.40

TOTAL RETURN(3)	-4.99%	20.71%	18.71%	11.03%	3.51%	19.09%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$35,871	$50,656	$48,691	$46,730	$57,073	$62,964
Ratio of expenses to
average net assets:
Before expense waiver(4)	1.22%	1.13%	1.18%	1.11%	1.01%	1.05%
After expense waiver(4)	0.81%	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of expenses excluding interest
expenses to average net assets:
Before expense waiver(4)	1.20%	1.13%	1.18%	1.11%	1.01%	1.05%
After expense waiver(4)	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income
to average net assets:
After expense waiver(4)	0.83%	0.53%	0.63%	0.91%	0.78%	0.71%
Portfolio turnover(3)(5)	22%	42%	88%	61%	58%	47%

(1)	Prior to February 24, 2014, Institutional Class shares were known as Class I Shares.
(2)	Per share amounts calculated using the average shares method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Portfolio turnover is for the Fund as a whole.

See Notes to the Financial Statements

SMITH GROUP LARGE CAP CORE GROWTH FUND

Notes to the Financial Statements (Unaudited)
March 31, 2019

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Smith Group Large Cap Core Growth Fund (“the Fund”), is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The Fund currently offers two classes of shares, the Investor Class and the Institutional Class. The Investor Class commenced operations on February 24, 2014. The Institutional Class began investing consistent with its investment objective on June 1, 2007. Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class.  The Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation — All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes — The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended March 31, 2019, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended March 31, 2019, the Fund did not have liabilities for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended March 31, 2019 the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended September 30, 2015.

Security Transactions, Income and Distributions — The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Fund distributes substantially all net investment income and net realized capital gains, if any, at least annually, typically during the month of December. The Fund may make additional distributions if deemed to be desirable any time during the year.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax

SMITH GROUP LARGE CAP CORE GROWTH FUND

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2019

purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or related capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. There were no reclassifications needed for the period ended March 31, 2019.

Allocation of Income, Expenses and Gains/Losses — Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (see Note 5). Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 —
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities — Equity securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global

SMITH GROUP LARGE CAP CORE GROWTH FUND

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2019

Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

Short-Term Investments — Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$36,178,976	$—	$—	$36,178,976
Short-Term Investment	491,537	—	—	491,537
Total Investments	$36,670,513	$—	$—	$36,670,513

Refer to the Schedule of Investments for further information on the industry classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Smith Asset Management Group, L.P. (“the Adviser”) to furnish investment advisory services to the Fund.  For its services, the Fund pays the Adviser a monthly management fee equal to 0.61% of the average daily net assets of the Fund.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, brokerage commissions, interest, taxes, and extraordinary expenses) based upon the average daily net assets of the Fund do not exceed an annual rate 1.04% and 0.79% of the Investor Class and Institutional Class, respectively.

SMITH GROUP LARGE CAP CORE GROWTH FUND

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2019

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred.  The Operating Expense Limitation Agreement for the Fund is indefinite in term, but cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser, with the consent of the Board. During the period ended March 31, 2019, the Adviser did not recoup any of the previously waived fees.  Waived fees subject to potential recovery by month of expiration are as follows:

Expiration	Amount
April 2019 — September 2019	$89,364
October 2019 — September 2020	178,118
October 2020 — September 2021	165,939
October 2021 — March 2022	87,179

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended March 31, 2019, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

5.  DISTRIBUTION COSTS

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class’ average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. For the period ended March 31, 2019, the Investor Class incurred expenses of $1,077 pursuant to the Plan.

SMITH GROUP LARGE CAP CORE GROWTH FUND

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2019

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
Investor Class:
Shares sold	25,918	158,976
Shares issued to holders in reinvestment of dividends	9,187	5,711
Shares redeemed	(52,833)	(124,639)
Net increase (decrease) in Investor Class shares	(17,728)	40,048

Institutional Class:
Shares sold	608,118	818,008
Shares issued to holders in reinvestment of dividends	518,659	649,116
Shares redeemed	(1,936,086)	(1,554,040)
Net decrease in Institutional Class shares	(809,309)	(86,916)

Net decrease in shares outstanding	(827,037)	(46,868)

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended March 31, 2019, were as follows:

U.S. Government Securities		Other
Purchases	Sales	Purchases	Sales
$ —	$ —	$9,091,564	$19,817,413

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at September 30, 2018, the Fund’s most recently completed fiscal year end, were as follows:

Aggregate Gross	Aggregate Gross	Net	Federal Income
Appreciation	Depreciation	Appreciation	Tax Cost
$11,976,017	$(161,630)	$11,814,387	$40,024,971

Any difference between book and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales in the Fund.

At September 30, 2018, components of accumulated earnings (deficit) on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Distributable
Ordinary Income	Capital Gains	Losses	Appreciation	Earnings
$432,182	$3,737,648	$(4,635)	$11,814,387	$15,979,582

SMITH GROUP LARGE CAP CORE GROWTH FUND

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2019

As of September 30, 2018, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.  For the taxable year ended September 30, 2018, the Fund did not defer any qualified late year losses.

The tax character of distributions paid during the period ended March 31, 2019 was as follows:

	Long-Term
Ordinary Income*	Capital Gains	Total
$501,286	$3,737,686	$4,238,972

The tax character of distributions paid during the year ended September 30, 2018 was as follows:

	Long-Term
Ordinary Income*	Capital Gains	Total
$552,472	$5,796,776	$6,349,248

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of March 31, 2019, Morgan Stanley Smith Barney, LLC and Charles Schwab & Co., Inc., for the benefit of its customers, owned 44.67% and 27.85%, respectively, of the outstanding shares of the Fund.

10.  LINE OF CREDIT

The Fund has established an unsecured Line of Credit (“LOC”) in the amount of $5,000,000, 15% of the gross market value of the Fund, or 33.33% of the fair value of the Fund’s investments, whichever is less. The LOC matures unless renewed on July 25, 2019. This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants in connection with shareholder redemptions and other short-term liquidity needs of the Fund. The LOC is with the Custodian. Interest is charged at the prime rate which was 5.50% as of March 31, 2019. The interest rate during the period was between 5.25%-5.50%. The weighted average interest rate paid on outstanding borrowings was 5.50%. The Fund has authorized the Custodian to charge any of the Fund’s accounts for missed payments.

For the period ended March 31, 2019, the Fund’s credit facility activity was as follows:

Average	Amount Outstanding	Interest	Maximum	Maximum
Borrowings	as of March 31, 2019	Expense	Borrowing	Borrowing Date
$158,879	$ —	$4,418	$5,000,000	January 31, 2019 –
				February 3, 2019

SMITH GROUP LARGE CAP CORE GROWTH FUND

Additional Information (Unaudited)
March 31, 2019

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Smith Asset Management Group, L.P.

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 19-20, 2019, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the continuation of the Investment Advisory Agreement between the Trust and Smith Asset Management Group, L.P. (“Smith Group” or the “Adviser”) regarding the Smith Group Large Cap Core Growth Fund (the “Fund”) (the “Investment Advisory Agreement”) for another annual term.

Prior to the meeting and at a meeting held on January 8, 2019, the Trustees received and considered information from Smith Group and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”).  Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following: (1) the nature, extent, and quality of the services provided by Smith Group with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by  Smith Group; (3) the costs of the services provided by Smith Group and the profits realized by Smith Group from services rendered to the Fund;  (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Smith Group resulting from its relationship with the Fund.  In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them and did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board throughout the course of the year, including at an in-person presentation by representatives of Smith Group, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Smith Group set forth in the Investment Advisory Agreement, as it relates to the Fund, continue to be fair and reasonable in light of the services that Smith Group performs, the investment advisory fees that the Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement as it relates to the Fund are summarized below.

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services that Smith Group provides under the Investment Advisory Agreement with respect to the Fund, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining for the Fund the portfolio securities to be purchased, sold, or otherwise disposed of, and the timing of such transactions; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Smith Group effected on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws.

SMITH GROUP LARGE CAP CORE GROWTH FUND

Additional Information (Unaudited) – Continued
March 31, 2019

The Trustees considered Smith Group’s strong capitalization and its assets under management.  The Trustees then considered the investment philosophy of the Fund’s portfolio managers and noted their significant investment management experience.  The Trustees concluded that they are satisfied with the nature, extent and quality of services that Smith Group provides to the Fund under the Investment Advisory Agreement.

Fund Historical Performance and the Overall Performance of Smith Group.  In assessing the quality of the portfolio management delivered by Smith Group, the Trustees reviewed the short-term and long-term performance of the Fund on both an absolute basis and in comparison to appropriate benchmark indices, the Fund’s peer funds according to Morningstar classifications, and the Fund’s composite of separate accounts that Smith Group manages utilizing similar investment strategies as that of the Fund.  When comparing the Fund’s performance against its Morningstar peer group, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from funds in the peer group.  The Trustees noted that the Fund outperformed its peer group median and average over the year-to-date, one-year, three-year and five-year periods ended October 31, 2018, but underperformed the peer group median and average over the ten-year period ended October 31, 2018.  The Trustees observed that the Fund had outperformed its benchmark S&P 500 Index over the one-year period ended October 31, 2018, but underperformed the benchmark over the year-to-date, three-year, five-year and ten-year periods ended October 31, 2018. The Trustees also noted that the Fund had underperformed its secondary benchmark index, the Russell 1000 Growth Index over all measured periods.  The Trustees then observed that the Fund’s performance was generally consistent with the performance of its composite but that the Fund trailed the composite over the year-to-date period ended September 30, 2018, which Smith attributed to variance in sector weighting between the Fund and the composite.

Cost of Advisory Services and Profitability.  The Trustees considered the advisory fee that the Fund pays to Smith Group under the Investment Advisory Agreement, as well as Smith Group’s profitability from services that it rendered to the Fund during the 12-month period ended September 30, 2018.  The Trustees also considered the effect of an expense limitation agreement on Smith Group’s compensation and that Smith Group has contractually agreed to reduce its advisory fees and, if necessary, reimburse the Fund for operating expenses, as specified in the Fund’s prospectus. The Trustees noted the management fees Smith Group charges to separately managed accounts with similar investment strategies and similar asset levels as the Fund are lower than the advisory fees that the Fund pays to Smith Group.  They also noted, however, that Smith Group has additional responsibilities with respect to the Fund, including additional portfolio management and compliance obligations and the preparation of Board and shareholder materials, which justify the higher fees.  The Trustees concluded that Smith Group’s service relationship with respect to the Fund was not profitable.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of contractual expenses borne by the Fund and those of funds in the same Morningstar peer group.  The Trustees noted that the Fund’s management fee equal to the peer group median and below the average.  After fee waivers and expense reimbursements of the Fund, the total expenses of the Fund’s Institutional Class were lower than, and the Investor Class were higher than, the peer group median and average. The Trustees also considered the average net assets of funds comprising the peer group for the Fund were significantly higher than the assets of that Fund.  The Trustees observed that when the peer group was limited to funds that had similar assets to the Fund, the total expenses of the Institutional Class were below the peer group median and average, while the total expenses for the Investor Class were above the peer group median and equal to the peer group average. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Smith Group’s advisory fees with respect to the Fund continue to be reasonable.

SMITH GROUP LARGE CAP CORE GROWTH FUND

Additional Information (Unaudited) – Continued
March 31, 2019

Economies of Scale.  The Trustees considered whether the Fund may benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints.  The Trustees noted given current asset levels, it was not necessary to consider the implementation of fee breakpoints at the present time, but agreed to revisit the issue in the future as circumstances change and asset levels increase.  The Trustees also considered Smith Group’s commitment to consider breakpoints in the future in response to asset growth.

Other Benefits.  The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its relationship with the Fund. The Trustees considered the extent to which Smith Group utilizes soft dollar arrangements with respect to portfolio transactions, and considered that Smith Group does not use affiliated brokers to execute the Fund’s portfolio transactions.  While the Trustees noted Rule 12b-1 fees may be paid for shareholder and distribution services performed on behalf of the Fund, the Trustees also observed that the distribution expenses that Smith Group incurred significantly exceed any Rule 12b-1 payments from the Fund.  The Trustees considered that Smith Group may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Smith Group does not receive additional material benefits from its relationship with the Fund.

SMITH GROUP LARGE CAP CORE GROWTH FUND

Additional Information (Unaudited) – Continued
March 31, 2019

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-877-764-8465.

AVAILABILITY OF FUND PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-877-764-8465.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-877-764-8465, or (2) on the SEC’s website at www.sec.gov.

SMITH GROUP LARGE CAP CORE GROWTH FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Smith Asset Management Group, L.P.
100 Crescent Court, Suite 1150
Dallas, Texas 75201

DISTRIBUTOR
Quasar Distributors, LLC
777 E. Wisconsin Avenue
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 N. Water Street, Suite 830
Milwaukee, Wisconsin 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-877-764-8465.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed as issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant.  There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)     /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    May 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    May 22, 2019

By (Signature and Title)     /s/Ryan L. Roell
Ryan L. Roell, Treasurer

Date    May 22, 2019